Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Recurring revenue	$ 624,989	$ 537,695	$ 460,130
Service and other sales revenue	22,700	21,980	39,135
Activation fees	6,032	4,002	1,643
Total revenues	653,721	563,677	500,908
Costs and expenses:
Operating expenses (exclusive of depreciation and amortization shown separately below)	228,315	202,769	164,221
Selling expenses	122,948	107,370	98,884
General and administrative expenses	107,212	126,083	97,177
Depreciation and amortization	244,724	221,324	195,506
Restructuring and asset impairment charges	59,197
Total costs and expenses	762,396	657,546	555,788
Loss from operations	(108,675)	(93,869)	(54,880)
Other expenses (income):
Interest expense	161,339	147,511	114,476
Interest income	(90)	(1,455)	(1,493)
Other (income) expenses	8,832	(1,779)	(76)
Gain on 2GIG Sale			(46,866)
Loss before income taxes	(278,756)	(238,146)	(120,921)
Income tax expense	351	514	3,592
Net loss	$ (279,107)	$ (238,660)	$ (124,513)